Other Real Estate Owned	12 Months Ended
Dec. 31, 2020
Other Real Estate, Foreclosed Assets, and Repossessed Assets [Abstract]
Real Estate Owned	Other Real Estate Owned
The Bank owned $499,000 and $678,000 in OREO at December 31, 2020 and 2019, respectively. Transactions in OREO for the years ended December 31, 2020, 2019 and 2018 are summarized below.

	2020	2019	2018
Balance, beginning of year	$677,740	$722,442	$1,115,671
Additions	368,510	832,800	435,550
Sales	(532,640)	(855,502)	(772,779)
Write-downs	(15,000)	(22,000)	(56,000)
Balance, end of year	$498,610	$677,740	$722,442

There was one mortgage loan collateralized by residential real estate property with a balance of $13,000 in the process of foreclosure at December 31, 2020 compared to none at December 31, 2019.